ACCOUNTS RECEIVABLE, NET - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Additional allowance for doubtful debts, net of recoveries	$ 37,978	$ 29,979	$ 43,750
Accounts receivable written off	$ 1,350	$ 7,690	$ 549